Equity (Summary of Changes in Equity) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015	Jan. 23, 2016	Jan. 24, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period			$ 1,518.1	$ 1,737.7
Common stock issued in connection with the ANN Acquisition (Note 4)			344.9	0.0
Net (loss) income	$ (22.6)	$ 8.7	(40.7)	62.2
Other comprehensive loss	(4.0)	(5.9)	(2.8)	(8.3)
Common stock issued and equity grants made pursuant to stock-based compensation plans			22.4	13.9
Purchases and retirements of common stock			(18.6)	0.0
Balance at end of period	$ 1,823.3	$ 1,805.5	$ 1,823.3	$ 1,805.5